Note 5 - ACL on LHFI (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Financing Receivable, Allowance for Credit Loss [Table Text Block]
	Real	Business
	Estate	Loans	Consumer	Total
Beginning Balance, January 1, 2023	$4,154	$713	$397	$5,264
FASB ASU 2016-13 adoption adjustment	665	56	(86)	635
PCL	626	(189)	27	464
Chargeoffs	22	83	148	253
Recoveries	218	39	184	441
Net recoveries	(196)	44	(36)	(188)
Ending Balance December 31, 2023	$5,641	$536	$374	$6,551
Period end allowance allocated to:
Loans individually evaluated for impairment	$56	$-	$86	$142
Loans collectively evaluated for impairment	5,585	536	288	6,409
Ending Balance, December 31, 2023	$5,641	$536	$374	$6,551
December 31, 2023
Loans individually evaluated for specific impairment	$2,399	$1,404	$224	$4,027
Loans collectively evaluated for general impairment	528,755	92,080	17,166	638,001
	$531,154	$93,484	$17,390	$642,028
	Real	Business
	Estate	Loans	Consumer	Total
Beginning Balance, January 1, 2022	$3,622	$645	$246	$4,513
PCL	279	96	(251)	124
Chargeoffs	8	61	110	179
Recoveries	261	33	512	806
Net chargeoffs (recoveries)	(253)	28	(402)	(627)
Ending Balance December 31, 2022	$4,154	$713	$397	$5,264
Period end allowance allocated to:
Loans individually evaluated for impairment	$116	$-	$-	$116
Loans collectively evaluated for impairment	4,038	713	397	5,148
Ending Balance, December 31, 2022	$4,154	$713	$397	$5,264
December 31, 2022
Loans individually evaluated for specific impairment	$3,081	$196	$-	$3,277
Loans collectively evaluated for general impairment	469,776	96,808	15,730	582,314
	$472,857	$97,004	$15,730	$585,591

Financing Receivable, Allowance for Credit Loss, Net Charge-offs [Table Text Block]
							Revolving	Total Charge-
	2023	2022	2021	2020	2019	Prior	Loans	Offs
Gross Charge-Offs
December 31, 2023
Loans secured by real estate:
Commercial Real Estate	$-	$-	$-	$-	$5	$17	$-	$22
Total Real Estate Loans	-	-	-	-	5	17	-	22

Business Loans
Commercial and Industrial Loans	5	-	-	-	-	78	-	83
Total Business Loans	5	-	-	-	-	78	-	83

Total Consumer Loans	12	28	6	4	-	-	-	50

Total Credit Card	-	-	-	-	-	-	98	98

Total gross charge-offs	$17	$28	$6	$4	$5	$95	$98	$253

Off-Balance-Sheet Credit Exposure [Table Text Block]
For the Twelve Months
Ended December 31,
2023
ACL for off-balance sheet credit exposure:
Beginning balance	$-
FASB ASU 2016-13 adoption adjustment	677
PCL for off-balance sheet credit exposure	205
Ending Balance	$882